Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based payment arrangement, noncash expense			$ 171,198	$ 29,850	$ 397,100	$ 272,147
Amortization of debt discount (premium)	$ 269,488	$ 9,911	852,249	315,057	847,055	116,643
Interest Expense [Member]
Amortization of debt discount (premium)					847,055	0
Professional And Consulting Fee [Member]
Share-based payment arrangement, noncash expense	13,446	0	28,098	29,850	29,850	163,000
Officer and Director [Member]
Share-based payment arrangement, noncash expense	$ 1,326	$ 22,121	$ 146,585	$ 46,911	$ 367,250	$ 109,147